Vessels and other equipment (Tables)	12 Months Ended
Dec. 31, 2020
Vessels and other equipment
Schedule of vessels and other equipment

		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2018	$706,715	6,667	$713,382
Additions	183	3,107	3,290
Historical cost December 31, 2019	706,898	9,774	716,672
Depreciation for the year	(19,393)	(1,777)	(21,170)
Accumulated depreciation December 31, 2019	(70,264)	(5,977)	(76,241)
Vessels, net December 31, 2019	636,634	3,797	640,431

Historical cost December 31, 2019	706,898	9,774	716,672
Additions	8	—	8
Historical cost December 31, 2020	706,906	9,774	716,680
Depreciation for the year	(19,398)	(1,421)	(20,819)
Accumulated depreciation December 31, 2020	(89,662)	(7,398)	(97,060)
Vessels, net December 31, 2020	$617,244	2,376	$619,620